Other Financial Liabilities - Summary of Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	¥ 500,000		$ 77,264
Current borrowings	¥ 1,730,000	¥ 2,055,046	$ 267,334
Non-current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.30%		3.30%
Maturity	2022
Non-current borrowings	¥ 500,000		$ 77,264
Current borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		¥ 2,055,046
Current borrowings [member] | Singapore dollar [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		2.84%
Maturity		2020
Current borrowings		¥ 15,522
Current borrowings [member] | Renminbi [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021	2020
Current borrowings	¥ 1,730,000	¥ 1,900,000	$ 267,334
Current borrowings [member] | Renminbi [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	1.80%	3.70%	1.80%
Current borrowings [member] | Renminbi [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.05%	4.13%	4.05%
Current borrowings [member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		2.52%
Maturity		2020
Current borrowings		¥ 139,524
MUFG Bank Ltd [member] | Singapore dollar [Member]
Disclosure of detailed information about borrowings [line items]
Current borrowings		¥ 15,522